Significant Accounting Policies - Changes in Company's Allowance for Accounts Receivable (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Accounting Policies [Abstract]
Beginning balance	$ 3,373	$ 1,901	$ 2,301
Provision for doubtful accounts	14,924	15,656	10,360
Write-offs and adjustments	(14,756)	(14,184)	(10,760)
Balance at end of period	$ 3,541	$ 3,373	$ 1,901